Expense Example, No Redemption - Cohen & Steers Real Estate Securities Fund	May 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 560
Expense Example, No Redemption, 3 Years	793
Expense Example, No Redemption, 5 Years	1,044
Expense Example, No Redemption, 10 Years	1,763
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	181
Expense Example, No Redemption, 3 Years	560
Expense Example, No Redemption, 5 Years	964
Expense Example, No Redemption, 10 Years	2,095
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	89
Expense Example, No Redemption, 3 Years	278
Expense Example, No Redemption, 5 Years	482
Expense Example, No Redemption, 10 Years	1,073
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	130
Expense Example, No Redemption, 3 Years	406
Expense Example, No Redemption, 5 Years	702
Expense Example, No Redemption, 10 Years	1,545
Class Z
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	80
Expense Example, No Redemption, 3 Years	249
Expense Example, No Redemption, 5 Years	433
Expense Example, No Redemption, 10 Years	966
Class F
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	80
Expense Example, No Redemption, 3 Years	249
Expense Example, No Redemption, 5 Years	433
Expense Example, No Redemption, 10 Years	$ 966